Related party transactions and balances	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related party transactions and balances
18.	Related party transactions and balances

The following is a summary of the Company’s related party transactions during the year:

(a)	Key management compensation

Key management personnel are persons responsible for planning, directing and controlling activities of an entity, and include management executives of the Company. Compensation provided to key management is as follows:

	2017	2016
Short-term employee benefits, including salaries and fees	$417	$264
Professional fees	234	171
Stock-based payments (i)	899	208

	$1,550	$643

(i)	Stock-based payments are comprised of $Nil (2016 - $129) of shares issued in lieu of compensation, and $899 (2016 - $79) in stock options provided to key management of the Company. Refer to Note 16.

As at December 31, 2017, there was a balance payable of $Nil to members of key management (2016 - $86).

(b)	Purchase of shares and warrants

(i)

On May 27, 2016, a board member purchased 810,810 units of the Company’s private placement. Refer to Note 15 (a). The board member paid approximately $150 for these units, which represents the fair value.

(ii)

On May 27, 2016, a shareholder with ownership interest exceeding 10%, purchased 4,665,187 units of the Company’s private placement. Refer to Note 15(a). The shareholder paid approximately $863 for these units, which represents the fair value.

(c)	Issuance of options to directors

(i)

During the year ended December 31, 2017, a total of 1,800,000 (2016 - 1,616,000) options were issued to directors of the Company. Stock-based payments of $601 (2016 - $49) were recognized for these options. Refer to Note 16.